FI - Quantitative information about level 3 liabilities at fair value (Details 15) SFr in Millions, Pure in Millions	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)
Liabilities
Due to banks	SFr 477	SFr 413
Customer deposits	3,700	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,213	13,594
Obligation to return securities received as collateral	15,017	50,773
Trading liabilities	27,535	45,871
Short-term borrowings	10,690	10,740
Long-term debt	68,722	70,976
Other liabilities	2,592	7,780
Recurring basis
Liabilities
Due to banks	477	413
Customer deposits	3,700	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,213	13,594
Obligation to return securities received as collateral	15,017	50,773
Trading liabilities	27,535	45,871
Short-term borrowings	10,690	10,740
Long-term debt	68,722	70,976
Other liabilities	2,592	7,780
Total liabilities at fair value	141,946	204,490
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,500	12,920
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	30,486	33,856
Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	5,077
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,702	10,586
Recurring basis | Debt securities
Liabilities
Trading liabilities	7,677
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,635
Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3,955
Recurring basis | Equity securities
Liabilities
Trading liabilities	9,012	20,694
Recurring basis | Short positions
Liabilities
Trading liabilities	16,689
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	10,846	17,745
Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	394	448
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	14	101
Trading liabilities	2,809	4,246
Short-term borrowings	1,032	701
Long-term debt	9,676	7,268
Other liabilities	518	1,271
Total liabilities at fair value	14,443	14,035
Recurring basis | Level 3 | Option model
Liabilities
Short-term borrowings	SFr 905	SFr 508
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	50	50
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100	100
Recurring basis | Level 3 | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	72	66
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	(50)	(50)
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100	100
Recurring basis | Level 3 | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	70	56
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0	0
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	3	2
Recurring basis | Level 3 | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1	0
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	3
Recurring basis | Level 3 | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	1
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0	3
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	163	158
Recurring basis | Level 3 | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	16	30
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	101
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	440
Recurring basis | Level 3 | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	358
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings	SFr 24	SFr 58
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0	(4)
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	181	992
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	51	722
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Short-term borrowings, measurement input		35
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Short-term borrowings, measurement input		40
Recurring basis | Level 3 | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input		39
Recurring basis | Level 3 | Price
Liabilities
Short-term borrowings	SFr 73
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	34
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	120
Recurring basis | Level 3 | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	94
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 1,464	SFr 1,133
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model
Liabilities
Long-term debt		SFr 1,051
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50	50
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	72	66
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)	(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	69	55
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	3	2
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	3	4
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1	1
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	163	158
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	16	24
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Long-term debt, measurement input	101
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Long-term debt, measurement input	440
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Long-term debt, measurement input	358
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt		SFr 48
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input		35
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input		189
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input		52
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input		25
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input		25
Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input		25
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	SFr 6,318	SFr 5,526
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 5,813	SFr 3,961
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50	50
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	72	66
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	3
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	92
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	75
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)	(50)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	75	55
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	3
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	1
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input		2
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input		(10)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input		0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input		(5)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	163	158
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	19	21
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Long-term debt, measurement input	101
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Long-term debt, measurement input	440
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Long-term debt, measurement input	358
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt		SFr 1,380
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Consolidation, Eliminations [Member]
Liabilities
Long-term debt	SFr 474
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input		(14)
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input		481
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input		58
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Minimum
Liabilities
Long-term debt, measurement input	8
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Maximum
Liabilities
Long-term debt, measurement input	702
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Consolidation, Eliminations [Member] | Weighted average
Liabilities
Long-term debt, measurement input	72
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input		23
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input		40
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input		38
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price
Liabilities
Long-term debt	SFr 9
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Minimum
Liabilities
Long-term debt, measurement input	26
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Maximum
Liabilities
Long-term debt, measurement input	26
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Price | Measurement Input, Price in percent [Member] | Weighted average
Liabilities
Long-term debt, measurement input	26
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable
Liabilities
Long-term debt		SFr 9
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input		27
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input		46
Recurring basis | Level 3 | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input		27
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	SFr 1,854
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model
Liabilities
Long-term debt	SFr 382
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	72
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	16
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	30
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	24
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Option model | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price
Liabilities
Long-term debt	SFr 1,472
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	9
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	35
Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years | Price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	9
Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	SFr 0	SFr 0
Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	3
Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0
Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3
Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	22	55
Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	25
Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,784	4,191
Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	26	169
Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	57	72
Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities		1,335
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model
Liabilities
Trading liabilities		SFr 12
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input		13
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input		865
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		250
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input		49
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input		50
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		50
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities		SFr 738
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input		1,468
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		391
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input		37
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input		45
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		44
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input		7
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		3
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input		6
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input		19
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		14
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input		55
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input		183
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		120
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Liabilities
Trading liabilities, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Liabilities
Trading liabilities, measurement input		100
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		68
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input		0
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input		9
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		7
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input		12
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input		81
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		38
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable
Liabilities
Trading liabilities		SFr 520
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input		84
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input		116
Recurring basis | Level 3 | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		99
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,787	SFr 2,010
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model
Liabilities
Trading liabilities	SFr 1,696
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	50	50
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	72	66
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(50)	(50)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	67	58
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(1)	(2)
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	163	158
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	17	27
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Minimum
Liabilities
Trading liabilities, measurement input	101
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Maximum
Liabilities
Trading liabilities, measurement input	440
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Unadjusted NAV [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	358
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Maximum
Liabilities
Trading liabilities, measurement input	7
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Dividend yield [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	4
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Price
Liabilities
Trading liabilities	SFr 63
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	849
Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	2
Nonrecurring basis
Liabilities
Other liabilities	SFr 21	SFr 14
Other liabilities of which commitments held-for-sale	21	14
Total liabilities at fair value	21	14
Nonrecurring basis | Level 3
Liabilities
Other liabilities	21	14
Other liabilities of which commitments held-for-sale	21	14
Total liabilities at fair value	SFr 21	SFr 14
Nonrecurring basis | Level 3 | Other liabilities - of which failed sales | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	80	83
Nonrecurring basis | Level 3 | Other liabilities - of which failed sales | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	97	98
Nonrecurring basis | Level 3 | Other liabilities - of which failed sales | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Other Liabilities, commitments held-for-sale, measurement input	83	89
Bank
Liabilities
Due to banks	SFr 477	SFr 413
Customer deposits	3,700	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,307	13,688
Obligation to return securities received as collateral	15,017	50,773
Trading liabilities	27,539	45,871
Short-term borrowings	10,690	10,740
Long-term debt	67,788	70,243
Other liabilities	2,568	7,756
Bank | Recurring basis
Liabilities
Due to banks	477	413
Customer deposits	3,700	4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,307	13,688
Obligation to return securities received as collateral	15,017	50,773
Trading liabilities	27,539	45,871
Short-term borrowings	10,690	10,740
Long-term debt	67,788	70,243
Other liabilities	2,568	7,756
Total liabilities at fair value	141,086	203,827
Bank | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	12,500	12,920
Bank | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	30,486	33,856
Bank | Recurring basis | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	5,077
Bank | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	10,708	10,627
Bank | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	7,133
Bank | Recurring basis | Debt securities
Liabilities
Trading liabilities	7,677
Bank | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,635
Bank | Recurring basis | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3,955
Bank | Recurring basis | Equity securities
Liabilities
Trading liabilities	9,016	20,694
Bank | Recurring basis | Short positions
Liabilities
Trading liabilities	16,693
Bank | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	10,846	17,745
Bank | Recurring basis | Level 3
Liabilities
Due to banks	0	0
Customer deposits	394	448
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	14	101
Trading liabilities	2,809	4,246
Short-term borrowings	1,032	701
Long-term debt	9,676	7,286
Other liabilities	517	1,250
Total liabilities at fair value	14,442	14,032
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	1,464	1,133
Bank | Recurring basis | Level 3 | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	6,318	5,526
Bank | Recurring basis | Level 3 | Long-term debt - of which other debt instruments over two years
Liabilities
Long-term debt	1,854
Bank | Recurring basis | Level 3 | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	0	0
Bank | Recurring basis | Level 3 | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	0
Bank | Recurring basis | Level 3 | Debt securities
Liabilities
Trading liabilities	3
Bank | Recurring basis | Level 3 | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0
Bank | Recurring basis | Level 3 | Debt securities | Corporate debt securities
Liabilities
Trading liabilities	3
Bank | Recurring basis | Level 3 | Equity securities
Liabilities
Trading liabilities	22	55
Bank | Recurring basis | Level 3 | Short positions
Liabilities
Trading liabilities	25
Bank | Recurring basis | Level 3 | Derivative instruments
Liabilities
Trading liabilities	2,784	4,191
Bank | Recurring basis | Level 3 | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	26	169
Bank | Recurring basis | Level 3 | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	57	72
Bank | Recurring basis | Level 3 | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities		1,335
Bank | Recurring basis | Level 3 | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	1,787	2,010
Bank | Nonrecurring basis
Liabilities
Other liabilities	21	14
Other liabilities of which commitments held-for-sale	21	14
Total liabilities at fair value	21	14
Bank | Nonrecurring basis | Level 3
Liabilities
Other liabilities	21	14
Other liabilities of which commitments held-for-sale	21	14
Total liabilities at fair value	SFr 21	SFr 14